Other Revenues and Other Expenses - Summary of Other Revenues and Expenses, net (Detail) $ in Thousands, $ in Thousands			12 Months Ended
		Jun. 11, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Other Revenue And Expense Net [Line Items]
Other income				$ 3,028,394		$ 3,551,636	$ 3,418,551
Total other revenues			$ 855,076	17,600,466		11,768,846	14,940,447
Total other expenses			(2,476,211)	(50,969,096)		(1,194,714)	(7,211,691)
Proceeds from government grants, classified as investing activities			$ 213,752	$ 4,399,765
FONADIN [Member]
Other Revenue And Expense Net [Line Items]
Proceeds from government grants, classified as investing activities		$ 4,399,765
Useful Life			20 years	20 years
Government grants		$ 6,073,990
Income from government grants				$ 1,674,225
Insurance and deposits [Member]
Other Revenue And Expense Net [Line Items]
Tax updates						2,149	0
Other Revenues [Member]
Other Revenue And Expense Net [Line Items]
Other income for services				4,126,750		2,420,939	1,994,572
Recognition of partial income	[1]			2,756,680		0
Funds from FONADIN	[2]			1,674,225		0	0
Inssurance and deposits	[3]			1,459,760
Bidding terms, sanctions, penalties and other				1,429,152		1,170,632	1,503,437
Claims recovery				1,147,424		1,515,295	2,687,258
Tax updates				915,277	[4]	6,996	0
Account debugging				523,365	[5]	485,562	0
Franchise fees				376,179		494,785	389,730
Revenues from reinsurance premiums				110,994		2,534,466	4,869,266
Gain on sale of fixed assets				52,266		50,215	77,633
Participation rights	[6]					30,878
Total other revenues				17,600,466		11,768,846	14,940,447
Other Expenses [Member]
Other Revenue And Expense Net [Line Items]
Loss from derecognition of disposal of assets	[7]			(45,185,031)		(351,010)	(2,413,776)
Other expenses				(3,058,504)		(436,723)	(4,602,210)
Claims				(2,670,560)		(376,697)	(173,414)
Fines				(55,001)
Transportation and distribution of natural gas						(30,284)	(22,291)
Total other expenses				$ (50,969,096)		$ (1,194,714)	$ (7,211,691)

[1]	Recognition of partial income, amid deferred remediation agreement in favor of Petróleos Mexicano to be settled by November 2023.
[2]	On June 11, 2021, PEMEX was authorized by the Fondo Nacional de Infraestructura (“FONADIN”) for a non-recoverable contribution to continue with the “Exploitation of wastewater” development project at the Miguel Hidalgo refinery, for the payment of executed work and for the associated expenses including pending estimated payments, expenses and invenstments related to the executed work in the amount of Ps. 4,399,765. The total non-recoverable contribution from the FONADIN was Ps. 6,073,990, of which Ps. 1,674,225 was recognized in 2021 as other income. Pemex recognized the non-recoverable contribution as deferred income and it will be recognized over the useful life of the asset from the non-recoverable contribution; this useful life is estimated at 20 years. There are no conditions or contingencies linked to the non-recoverable conribution from FONADIN since the expenditure and capitalization has already been accrued.
[3]	This line item was included beginning in 2021 to better present other revenues. During 2020 and 2019, this line item amounted to Ps. 2,149 and Ps. 0, respectively.
[4]	This line item was included beginning in 2021 to better present other revenues. During 2020 and 2019, this line item amounted to Ps. 6,996 and Ps. 0, respectively.
[5]	This line item was included beginning in 2021 to better present other revenues. During 2020 and 2019, this line item amounted to Ps. 485,562 and Ps. 0, respectively.
[6]	Relates to rights participate of EECs, for which the operators of the EECs guarantee their participation in such contracts.
[7]	For 2021, includes mainly fixed assets from Pemex Exploration and Production without future development plans.